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                                             [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN
2ND VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John L. Reizian@LFG.com

VIA EDGAR

May 5, 2009

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
    The Lincoln National Life Insurance Company
    File No. 333-042479; 811-08557; CIK: 0001048607
    Rule 497(j) Filing

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 23, 2009.

Sincerely,

/s/ John L. Reizian

John L. Reizian
2nd Vice President and Associate General Counsel